Common stock (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Class of Stock [Line Items]
Common stock, Authorized	280,000,000	280,000,000	280,000,000
Common stock, Outstanding (in shares)	38,573,167	38,145,182	37,131,942
Conversions (in shares)	0	(1)	0
Repurchase of common stock (in shares)	(23,274)	(1,083)
Restricted stock issued - directors (in shares)	28,500	28,500	32,317
Exercised stock options - compensation plans (in shares)	111,427	276,079	895,674
Restricted stock units - vested (in shares)	87,519	124,490	85,249
Common stock, Outstanding (in shares)	38,777,339	38,573,167	38,145,182
Common Class A [Member]
Class of Stock [Line Items]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, Outstanding (in shares)	6,342,189	6,342,189	6,342,189
Conversions (in shares)	0	0	0
Repurchase of common stock (in shares)	0	0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common stock, Outstanding (in shares)	6,342,189	6,342,189	6,342,189
Common Class B [Member]
Class of Stock [Line Items]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, Outstanding (in shares)	2,520,422	2,531,926	2,531,926
Conversions (in shares)	(20,208)	(11,504)	0
Repurchase of common stock (in shares)	(21,164)	0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common stock, Outstanding (in shares)	2,479,050	2,520,422	2,531,926
Common Class E [Member]
Class of Stock [Line Items]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Outstanding (in shares)	29,710,556	29,271,067	28,257,827
Conversions (in shares)	20,208	11,503	0
Repurchase of common stock (in shares)	(2,110)	(1,083)
Restricted stock issued - directors (in shares)	28,500	28,500	32,317
Exercised stock options - compensation plans (in shares)	111,427	276,079	895,674
Restricted stock units - vested (in shares)	87,519	124,490	85,249
Common stock, Outstanding (in shares)	29,956,100	29,710,556	29,271,067
Common Class F [Member]
Class of Stock [Line Items]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Outstanding (in shares)	0	0	0
Conversions (in shares)	0	0	0
Repurchase of common stock (in shares)	0	0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common stock, Outstanding (in shares)	0	0	0